Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We grant equity awards, including stock options and RSUs, to our employees and directors on an annual basis. We also grant equity awards to individuals upon hire or promotion or for retention purposes, or upon appointment to our Board. We currently do not grant stock appreciation rights or similar option-like instruments. During the last fiscal year, neither the Board nor the compensation committee took material nonpublic information into account when determining the timing or terms of stock options, nor did the Company time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Under our equity award grant policy, we generally grant stock options only on pre-determined dates. Our annual equity award grants to employees are generally approved at a meeting of the compensation committee that is held during the fourth quarter. The stock option grants are effective on January 31, and the RSU grants are effective on March 31. Off-cycle stock option grants for new hires and promotions are made at the end of the month of hire or promotion. Our annual stock option grants to directors are automatically effective on the date of our annual meeting of stockholders. During fiscal 2025, we did not grant stock options, stock appreciation rights or similar option-like instruments to any NEO during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Method

Under our equity award grant policy, we generally grant stock options only on pre-determined dates. Our annual equity award grants to employees are generally approved at a meeting of the compensation committee that is held during the fourth quarter. The stock option grants are effective on January 31, and the RSU grants are effective on March 31. Off-cycle stock option grants for new hires and promotions are made at the end of the month of hire or promotion. Our annual stock option grants to directors are automatically effective on the date of our annual meeting of stockholders. During fiscal 2025, we did not grant stock options, stock appreciation rights or similar option-like instruments to any NEO during any period beginning four business days before and ending one business day after the filing of any Form 10-Q or Form 10-K, or the filing or furnishing of a Form 8-K that disclosed material nonpublic information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During the last fiscal year, neither the Board nor the compensation committee took material nonpublic information into account when determining the timing or terms of stock options
MNPI Disclosure Timed for Compensation Value	false